FINANCIAL RISK MANAGEMENT - Market Price Risk (Details) - Commodity price risk gal in Thousands	Dec. 31, 2019 $ / liter gal $ / gal	Dec. 31, 2018 $ / liter gal $ / gal
Gulf Coast diesel index commodity swaps and options
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gallons hedged | gal	3,600	5,364
Estimated usage	35.30%	52.60%
Average hedging price | $ / gal		1.56
Gulf Coast diesel index commodity swaps and options | Floor price
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average hedging price | $ / gal	1.75	1.70
Gulf Coast diesel index commodity swaps and options | Cap price
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average hedging price | $ / gal	2.36	2.34
US New York Harbour diesel index
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gallons hedged | gal	0	3,188
Estimated usage	0.00%	75.00%
Average hedging price | $ / liter		0.44
US New York Harbour diesel index | Floor price
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average hedging price | $ / liter	0.00	0.46
US New York Harbour diesel index | Cap price
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average hedging price | $ / liter	0.00	0.55